APPLIED FINANCE SELECT FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

	Shares	Fair Value
98.07% COMMON STOCKS

14.18% CONSUMER DISCRETIONARY
Aptiv PLC	40,006	$3,110,467
Darden Restaurants, Inc.	47,938	3,638,494
LKQ Corp.*	126,409	3,563,470
Lowe's Cos., Inc.	26,950	4,013,125
Target Corp.	25,963	3,268,222
The Walt Disney Co.	32,869	3,843,701

		21,437,479

8.74% CONSUMER STAPLES
Constellation Brands, Inc. - Class A	19,003	3,386,335
CVS Health Corp.	37,904	2,385,678
Tyson Foods, Inc. - Class A	42,843	2,632,702
Walgreens Boots Alliance, Inc.	54,948	2,236,933
Walmart Inc.	19,894	2,574,284

		13,215,932

1.83% ENERGY
Chevron Corp.	11,556	970,010
ConocoPhillips	23,891	893,285
Valero Energy Corp.	16,116	906,203

		2,769,498

10.14% FINANCIALS
The Allstate Corp.	22,564	2,129,816
Ameriprise Financial, Inc.	17,208	2,643,665
Bank of America Corp.	84,750	2,108,580
Capital One Financial Corp.	35,288	2,251,374
JPMorgan Chase & Co.	20,049	1,937,535
The Travelers Cos., Inc.	18,769	2,147,549
Unum Group	122,175	2,105,075

		15,323,594

13.29% HEALTH CARE
Alexion Pharmaceuticals, Inc.*	26,197	2,684,931
Danaher Corp.	17,260	3,517,588
McKesson Corp.	18,294	2,747,027
Merck & Co., Inc.	31,880	2,558,051
Pfizer, Inc.	72,087	2,773,908
Stryker Corp.	12,800	2,474,240
Thermo Fisher Scientific Inc.	8,041	3,328,572

		20,084,317

8.59% INDUSTRIAL
Alaska Air Group, Inc.	46,693	1,608,107
Cummins Inc.	12,566	2,428,505
Quanta Services, Inc.	51,384	2,053,818
Roper Technologies, Inc.	5,769	2,494,804
Stanley Black & Decker, Inc.	15,406	2,362,048
Union Pacific Corp.	11,724	2,032,355

		12,979,637

31.42% INFORMATION TECHNOLOGY
Alphabet Inc. - Class A*	2,802	4,169,236
Apple Inc.	15,056	6,399,402
Cisco Systems, Inc.	96,931	4,565,450
Facebook, Inc. - Class A*	19,788	5,019,622
Fiserv, Inc.*	41,909	4,182,099
HP Inc.	249,768	4,390,921
Intel Corp.	74,372	3,549,776
International Business Machines Corp.	36,038	4,430,512
Mastercard Inc. - Class A	14,849	4,581,362
NVIDIA Corp.	14,615	6,205,382

		47,493,762

2.05% MATERIALS
CF Industries Holdings, Inc.	46,288	1,450,203
Ecolab Inc.	8,771	1,640,879

		3,091,082

APPLIED FINANCE SELECT FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

		Shares	Fair Value
2.25%	REAL ESTATE

	Host Hotels & Resorts, Inc.	314,914	3,394,773
2.61%	TELECOMMUNICATION SERVICES

	Verizon Communications Inc.	68,753	3,951,922
2.97%	UTILITIES

	DTE Energy Co.	19,447	2,248,657
	Public Service Enterprise Group Inc.	40,134	2,245,096

			4,493,753

98.07%	TOTAL COMMON STOCKS		148,235,749
1.19%	EXCHANGE TRADED FUNDS

1.19%	LARGE CAP
	SPDR S&P 500 ETF Trust	5,500	1,795,860

1.19%	TOTAL EXCHANGE TRADED FUNDS		1,795,860
0.24%	MONEY MARKET FUNDS

	Federated Treasury Obligations Fund Institutional Class 0.09%**	361,865	361,865

99.50%	TOTAL INVESTMENTS		150,393,474
0.50%	Other assets, net of liabilities		754,818

100.00%	NET ASSETS		$ 151,148,292

*Non-income producing

**Effective 7 day yield as of July 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$148,235,749	$ -	$ -	$148,235,749
Exchange Traded Funds	1,795,860	-	-	1,795,860
Money Market Funds	361,865	-	-	361,865
Total Investments	$150,393,474	$ -	$ -	$150,393,474

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2020.
At July 31, 2020, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $139,134,209 and the related tax-based net unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation			$22,272,493
	Gross unrealized depreciation			(11,013,228)
	Net unrealized appreciation			$11,259,265